Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments & Contingencies
Commitments & Contingencies

Note 7 — Commitments & Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A common stock) pursuant to a registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less underwriting discounts and commissions. On February 19, 2019, the underwriters fully exercised its over-allotment option.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Lease Agreement

In November 2018, the Company entered into a lease agreement for its office space in New York starting in January 2019, which called for a monthly rent of $10,000 and a security deposit of $20,000. Effective December 2019, the Company entered into an annual lease agreement for its new office space. The agreement called for a security deposit of approximately $12,000 and a monthly rent of approximately $8,000. In May 2020, the Company cancelled the lease and in August 2020 received the security deposit back, net of repair costs.

As of September 30, 2020, and December 31, 2019, approximately $12,000 and $32,000 related to the security deposit was recorded in Prepaid expenses and other assets, respectively. For the three months ended September 30, 2020 and 2019, the Company recorded rent expense of approximately $38,000 and $32,000 in the accompanying statements of operations, respectively. For the nine months ended September 30, 2020 and 2019, the Company recorded rent expense of approximately $61,000 and $61,000 in the accompanying statements of operations, respectively.

Deferred legal fees

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the legal counsel agreed to defer all fees until the closing of a Business Combination. As of September 30, 2020, and December 31, 2019, the Company recorded an aggregate of $450,000 in connection with such arrangement in deferred legal fees in the accompanying balance sheet, respectively.

Litigation

To our knowledge, there is no litigation currently pending or contemplated against the Company, any of its officers or directors in their capacity as such or against any of the Company’s property. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability, if any, related to pending claims and litigation.

Note 6 — Commitments & Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A common stock) pursuant to a registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less underwriting discounts and commissions. On February 19, 2019, the underwriters fully exercised its over-allotment option.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $8.05 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Lease Agreement

In November 2018, the Company entered into a lease agreement for its office space in New York starting in January 2019, which called for a monthly rent of $10,000 and a security deposit of $20,000. Effective December 2019, the Company entered into an annual lease agreement for its new office space.  The agreement called for a security deposit of approximately $12,000 and a monthly rent of approximately $8,000.

As of December 31, 2019 and 2018, approximately $32,000 related to the security deposit was recorded in Prepaid expenses and other assets. For the year ended December 31, 2019, the Company recorded rent expense of approximately $105,000 in the accompanying statements of operations.

Deferred legal fees

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the legal counsel agreed to defer all fees until the closing of a Business Combination. As of December 31, 2019 and 2018, the Company recorded an aggregate of $450,000 and $300,000 in connection with such arrangement in deferred legal fees in the accompanying balance sheet, respectively.

Litigations

To our knowledge, there is no litigation currently pending or contemplated against the Company, any of its officers or directors in their capacity as such or against any of the Company’s property.  From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability, if any, related to pending claims and litigation.